April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus International Funds, Inc.
          - Dreyfus Emerging Markets Fund
  1933 Act File No.: 33-58248
  1940 Act File No.: 811-07502
  CIK No.: 0000897469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T Shares of the above-referenced fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 56 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412-234-2871.

Sincerely,

/s/ Megan Casey Coleman
Megan Casey Coleman
Paralegal Supervisor and Senior Associate